INTANGIBLE ASSETS, NET (Details Narrative)				1 Months Ended	12 Months Ended
	Jun. 12, 2021 USD ($)	Jun. 12, 2021 CAD ($)	Mar. 01, 2021 USD ($)	Dec. 19, 2020 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2023 CAD ($)	Jun. 12, 2021 CAD ($)
Finite-Lived Intangible Assets [Line Items]
Impairment loss					$ 0	$ 379,165	$ 0
Total consideration				$ 1,456,546
Investment Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss					0	98,437
Private Vocational College License [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss						22,408
Toronto E School [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss								$ 589,468
Deferred tax liability					31,246	33,843
Toronto E School [Member] | License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired					218,728	236,903
Art Academy [Member] | License [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss					0	160,060
Finite lived intangible assets acquired					0	160,060
Canada Inc Lowell Academy [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss					0	10,404
Total consideration	$ 164,829	$ 210,000	$ 62,792
Intangible assets	$ 98,437				0	0				$ 123,000
Vocational College [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset					41,578
MTM Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss					0	0
Intangible asset					792,145				$ 989,811
Intangible assets					107,567	140,853
MTM Animation [Member] | License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired					$ 172,024	$ 186,319